CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (63,312,000)	$ (16,778,000)	$ (90,098,000)	$ (32,707,000)	$ (115,424,000)	$ (54,974,000)	$ (76,356,000)	$ (46,689,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense	3,505,000	738,000	8,715,000	1,414,000	11,933,000	2,067,000	2,527,000	2,531,000
Gain on change in fair value of SAFE and warrant liabilities	(20,979,000)	(60,000)	(4,663,000)	(766,000)	(14,249,000)	(330,000)	1,949,000	563,000
Loss on change in fair value of the prepaid forward contract and the Fixed Maturity Consideration	51,109,000	0	33,029,000	0	44,661,000	0
Provision for losses on trade and other receivables	800,000	0	800,000	0	700,000	0
Bad debt expense and recoveries							0	(27,000)
Depreciation of property, plant and equipment	1,257,000	1,059,000	2,605,000	2,222,000	3,981,000	3,433,000	4,660,000	3,806,000
Amortization of discount on debt security investment			(508,000)	0	(933,000)	0
Non-cash lease expense	532,000	438,000	387,000	886,000	946,000	1,343,000	1,825,000	1,679,000
Non-cash recognition of licensing revenue	(553,000)	(540,000)	(1,136,000)	(1,080,000)	(1,700,000)	(1,620,000)	(2,160,000)	(2,022,000)
Gain from equity method investees, net	608,000	282,000			941,000	(2,346,000)	(1,992,000)	(1,945,000)
PPP loan forgiveness							0	(3,065,000)
Gain from disposal of PPE							(49,000)	0
Loss (gain) from equity method investees, net			478,000	(2,813,000)	941,000	(2,346,000)	1,422,000	1,606,000
Net foreign exchange loss (gain)	(171,000)	65,000	194,000	(605,000)	423,000	1,311,000	668,000	55,000
Changes in operating assets and liabilities:
Accounts receivable, net	1,618,000	808,000	3,129,000	(3,296,000)	1,088,000	(8,710,000)	(8,817,000)	2,670,000
Contract assets	(408,000)	(4,792,000)	(3,668,000)	(3,807,000)	(6,488,000)	(3,270,000)	(6,246,000)	(5,514,000)
Accrued interest on debt investment			(93,000)	0	(178,000)	0
Other assets	(8,593,000)	(1,807,000)	(8,942,000)	(4,638,000)	(6,723,000)	(5,981,000)	(5,127,000)	(941,000)
Accounts payable and accrued salaries and wages	1,692,000	1,113,000	1,881,000	4,077,000	(1,484,000)	463,000	8,243,000	1,256,000
Contract liabilities	(60,000)	299,000	(150,000)	(237,000)	29,000	(471,000)	(488,000)	5,762,000
Operating lease liabilities	(667,000)	(491,000)	(19,000)	(996,000)	(212,000)	(1,518,000)	(2,028,000)	(1,618,000)
Other liabilities	(188,000)	1,548,000	(1,057,000)	(159,000)	1,124,000	(733,000)	(1,312,000)	908,000
Net cash used in operating activities	(33,810,000)	(18,118,000)	(59,116,000)	(42,505,000)	(81,565,000)	(71,336,000)	(84,703,000)	(42,591,000)
Cash Flows From Investing Activities:
Purchase of property, plant and equipment	(1,367,000)	(1,891,000)	(5,318,000)	(4,894,000)	(7,137,000)	(6,530,000)	(10,735,000)	(5,752,000)
Purchase of debt securities	(49,103,000)	0	(49,103,000)	0	(93,858,000)	0
Proceeds from maturity of debt securities					50,000,000	0
Forward Purchase Agreement prepayment	(60,096,000)	0	(60,096,000)	0	(60,096,000)	0
Purchase of additional interest in equity method investment			(288,000)	0	(288,000)	0
Origination of related party loan			(5,212,000)	0	(5,212,000)	0
Proceeds from disposal of property, plant and equipment							49,000	5,000
Net cash used in investing activities	(110,566,000)	(1,891,000)	(120,017,000)	(4,894,000)	(116,591,000)	(6,530,000)	(10,686,000)	(5,747,000)
Cash Flows From Financing Activities:
Proceeds from issue of equity instruments of the Company	746,000	7,000	0	7,000	0	23,000	1,194,000	83,831,000
Proceeds from the Business Combination and PIPE, net of transaction expenses (Note 3)	213,381,000	0	213,381,000	0	213,381,000	0
Proceeds from exercise of options			1,077,000	0	1,637,000	0
Proceeds from exercise of a warrant							0	3,150,000
Proceeds from issue of SAFE and warrant instruments							50,000,000	30,000,000
Repurchase of equity instruments of the Company	(7,650,000)	0	(7,650,000)	0	(7,650,000)	0	(649,000)	(396,000)
Repayment of borrowings							0	(570,000)
Net cash provided by financing activities	206,477,000	7,000	206,808,000	7,000	207,368,000	23,000	50,545,000	116,015,000
Net increase (decrease) in cash, cash equivalents and restricted cash	62,101,000	(20,002,000)	27,675,000	(47,392,000)	9,212,000	(77,843,000)	(44,844,000)	67,677,000
Cash, cash equivalents and restricted cash at beginning of period	83,710,000	128,732,000	83,710,000	128,732,000	83,710,000	128,732,000	128,732,000	60,909,000
Effects of currency translation on cash, cash equivalents and restricted cash	(25,000)	(103,000)	4,000	(71,000)	(852,000)	145,000	(178,000)	146,000
Cash, cash equivalents and restricted cash at end of period	145,786,000	108,627,000	111,389,000	81,269,000	92,070,000	51,034,000	83,710,000	128,732,000
Supplemental disclosure of non-cash investing and financing activities:
Acquisition of property, plant and equipment under accounts payable	234,000	60,000	125,000	713,000	219,000	107,000	246,000	708,000
Reclassification of capitalized costs related to the business combination to equity	1,514,000	0	1,514,000	0	1,514,000	0
Cashless conversion of warrants on preferred shares	5,890,000	0	5,890,000	0	5,890,000	0
Recognition of public and private warrant liabilities in the Business Combination	4,624,000	0	4,624,000	0	4,624,000	0
Reclassification of AM SAFE warrant to equity	1,800,000	0	1,800,000	0	1,800,000	0
Conversion of AM SAFE liability into common stock	29,730,000	0	29,730,000	0	29,730,000	0
Conversion of Legacy LanzaTech NZ, Inc. preferred stock and in-kind dividend into common stock	$ 722,160,000	$ 0	722,160,000	0	722,160,000	0
Reclassification of Shortfall warrant to equity			$ 3,063,000	$ 0	$ 3,063,000	$ 0
Receipt of common shares as payment for option exercises							1,944,000	938,000
Right-of-use asset additions							4,108,000	0
PPP loan forgiveness							$ 0	$ 3,065,000